Income Taxes (Components of Deferred Tax Assets and Liabilities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Deferred tax assets:
Operating loss carryforwards for tax purposes	¥ 439,206	¥ 455,555
Accrued pension and severance costs	106,161	112,075
Amortization including film costs	95,069	181,243
Warranty reserves and accrued expenses	104,410	110,475
Future insurance policy benefits	33,812	30,884
Inventory	15,792	16,322
Depreciation	43,353	47,485
Tax credit carryforwards	125,327	134,427
Reserve for doubtful accounts	8,534	10,887
Impairment of investments	14,146	52,451
Deferred revenue	14,478	27,294
Other	132,800	158,420
Gross deferred tax assets	1,133,088	1,337,518
Less: Valuation allowance	(899,835)	(1,051,964)
Total deferred tax assets	233,253	285,554
Deferred tax liabilities:
Insurance acquisition costs	(166,717)	(160,308)
Future insurance policy benefits	(167,058)	(147,159)
Unrealized gains on securities	(83,298)	(78,643)
Intangible assets acquired through stock exchange offerings	(23,949)	(23,794)
Undistributed earnings of foreign subsidiaries and corporate joint ventures	(14,160)	(26,473)
Investment in M3	(35,802)	(34,775)
Other	(32,164)	(34,271)
Gross deferred tax liabilities	(586,344)	(619,420)
Net deferred tax liabilities	(353,091)	(333,866)
Pictures
Deferred tax liabilities:
Unbilled accounts receivable in the Pictures segment	¥ (63,196)	¥ (113,997)